                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street     Boston,     MA           02109
--------------------------------------------------------------------------------
Business Address            (Street)            (City)      (State)      (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------


   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November, 2004.

                                   Lawrence T. Perera
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:      Name:                               13F File No.:
1.     Lawrence Coolidge                28-252             6.    Michael J. Puzo (25)*          28-06165
----------------------------------      ----------------   --------------------------------    ----------------
2.     John M. Cornish                  28-5362            7.    Kurt F. Somerville (32)*       28-10379
----------------------------------      ----------------   --------------------------------    ----------------
3.     Fiduciary Trust Co.              28-471             8.    Welch & Forbes, Inc.           28-262
----------------------------------      ----------------   --------------------------------    ----------------
4.     Marion Fremont-Smith             28-2724            9.
----------------------------------      ----------------   --------------------------------    ----------------
5.     Roy A. Hammer                    28-5798            10.
----------------------------------      ----------------   --------------------------------    ----------------

----------
*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
ABBOTT LABS        COMMON STOCK     002824100      1105596       26100                  xx                         25300
                                                                                        xx     32                    800

AMAZON NOTE        CONV.            023135AF3       312638      315000                  xx                        265000
CONV. SUB. DEB.    CORPORATE                                                            xx     25                  50000
                   BONDS

AMERICAN           COMMON STOCK     026874107      1387200       20403                  xx                         13511
INTERNATIONAL                                                                           xx     32                   6892
GROUP INC

AMGEN INC          COMMON STOCK     031162100      1592384       28030                  xx                         16088
                                                                                        xx     25                   3500
                                                                                        xx     32                   8442

ANALOG DEVICES,    COMMON STOCK     032654105       993738       25625                  xx                         18825
INC.                                                                                    xx     25                   3000
                                                                                        xx     32                   3800

APTARGROUP INC.    COMMON STOCK     038336103       545228       12400                  xx                          8950
                                                                                        xx     25                   1000
                                                                                        xx     32                   2450

AUTOMATIC DATA     COMMON STOCK     053015103      1144068       27688                  xx                         22888
PROCESSING                                                                              xx     25                   4800

AVERY DENNISON     COMMON STOCK     053611109       909409       13825                  xx                         11825
CORP                                                                                    xx     25                   2000

BP PLC ADR         COMMON STOCK     055622104      3135501       54502                  xx                         40930
                                                                                        xx     25                   7172
                                                                                        xx     32                   6400

BEA SYSTEMS INC    CORPORATE        073325AD4      1504338     1510000                  xx                       1265000
                   BONDS                                                                xx     25                  25000
                                                                                        xx     32                 220000

                                                                         PAGE: 2
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
BERKSHIRE          CLASS B          084670207       921591         321                  xx                           216
HATHAWAY INC                                                                            xx     25                    105

BIOMET INC.        COMMON STOCK     090613100       553184       11800                  xx                          9250
                                                                                        xx     32                   2550

BRISTOL-MYERS      COMMON STOCK     110122108       567252       23965                  xx                         17465
SQUIBB CO                                                                               xx     25                   6500

CANADIAN           COMMON STOCK     136375102       732932       15112                  xx                         13012
NATIONAL RAILWAY                                                                        xx     25                   1500
CO                                                                                      xx     32                    600

CATERPILLAR INC.   COMMON STOCK     149123101       691870        8600                  xx                          8600

CHEVRONTEXACO      COMMON STOCK     166764100       642071       11970                  xx                         11970
CORP

CHUBB CORPORATION  COMMON STOCK     171232101       337344        4800                  xx                          4500
                                                                                        xx     32                    300

CISCO SYS INC      COMMON STOCK     17275R102       427975       23645                  xx                          8345
                                                                                        xx     25                   1800
                                                                                        xx     32                  13500

CITIGROUP INC      COMMON STOCK     172967101       249278        5650                  xx                          5650

COCA COLA CO       COMMON STOCK     191216100       361812        9034                  xx                          7834
                                                                                        xx     32                   1200

COLGATE            COMMON STOCK     194162103       207828        4600                  xx                          4600
PALMOLIVE CO.

E I DU PONT DE     COMMON STOCK     263534109      1129406       26388                  xx                         25988
NEMOURS & CO                                                                            xx     32                    400

                                                                         PAGE: 3
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
EMC CORP           COMMON STOCK     268648102       544400       47175                  xx                         35675
                                                                                        xx     25                   7900
                                                                                        xx     32                   3600

EMERSON ELECTRIC   COMMON STOCK     291011104      1573553       25425                  xx                         19025
CO                                                                                      xx     25                   4000
                                                                                        xx     32                   2400

ENCANA CORP.       COMMON STOCK     292505104      1320708       28525                  xx                         22625
                                                                                        xx     25                   1600
                                                                                        xx     32                   4300

EXXON MOBIL CORP   COMMON STOCK     30231G102      5385315      111428                  xx                         98776
                                                                                        xx     25                   8480
                                                                                        xx     32                   4172

FIRST HORIZON      COMMON STOCK     320517105       205960        4750                  xx                          4750
NATIONAL CORP.

FUEL CELL ENERGY   COMMON STOCK     35952H106       208075       20300                  xx                         15600
INC                                                                                     xx     32                   4700

GANNETT CO.        COMMON STOCK     364730101       207976        2483                  xx                           183
                                                                                        xx     32                   2300

GENERAL ELECTRIC   COMMON STOCK     369604103      3929330      117014                  xx                         99214
CO                                                                                      xx     25                  11000
                                                                                        xx     32                   6800

GENERAL MILLS      COMMON STOCK     370334104       206540        4600                  xx                          4600
INC.

GILEAD SCIENCES    COMMON STOCK     375558103       343896        9200                  xx                          4400
                                                                                        xx     32                   4800

                                                                         PAGE: 4
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
HELMERICH &        COMMON STOCK     423452101       269686        9400                  xx                          7300
PAYNE INC.                                                                              xx     32                   2100

HEWLETT- PACKARD   COMMON STOCK     428236103       251250       13400                  xx                          7700
CO                                                                                      xx     25                   5700

INTEL CORPORATION  COMMON STOCK     458140100      2139740      106667                  xx                         78767
                                                                                        xx     25                  12000
                                                                                        xx     32                  15900

INTL BUSINESS      COMMON STOCK     459200101      1300847       15172                  xx                         12096
MACHINES                                                                                xx     32                   3076

IVAX CORP.         CORPORATE        465823AG7      1628550     1645000                  xx                       1375000
                   BONDS                                                                xx     25                  50000
                                                                                        xx     32                 220000

JEFFERSON-PILOT    COMMON STOCK     475070108      2082542       41936                  xx                         37536
CORP                                                                                    xx     25                    500
                                                                                        xx     32                   3900

JOHNSON & JOHNSON  COMMON STOCK     478160104      3175547       56374                  xx                         45650
                                                                                        xx     25                   7100
                                                                                        xx     32                   3624

KOPIN              COMMON STOCK     500600101       291005       71500                  xx                         45100
                                                                                        xx     25                  15000
                                                                                        xx     32                  11400

ELI LILLY & CO     COMMON STOCK     532457108       562368        9365                  xx                          6165
                                                                                        xx     32                   3200

MARSH & MCLENNAN   COMMON STOCK     571748102       302016        6600                  xx     25                   5600
INC                                                                                     xx     32                   1000

                                                                         PAGE: 5
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
MERCK & CO INC     COMMON STOCK     589331107      2144043       64971                  xx                         49743
                                                                                        xx     25                   8500
                                                                                        xx     32                   6728

MICROSOFT CORP     COMMON STOCK     594918104      1180213       42684                  xx                         38284
                                                                                        xx     32                   4400

NEW YORK TIMES     CL A             650111107      8885788      227258                  xx                        227258
CO.

NOKIA CORP ADR A   COMMON STOCK     654902204       315560       23000                  xx                         22200
                                                                                        xx     32                    800

PEPSICO INC.       COMMON STOCK     713448108      1254002       25776                  xx                         14076
                                                                                        xx     25                   9500
                                                                                        xx     32                   2200

PFIZER INC         COMMON STOCK     717081103       888287       29029                  xx                         24429
                                                                                        xx     32                   4600

PROCTER & GAMBLE   COMMON STOCK     742718109      2316661       42806                  xx                         42806
CO

ROYAL DUTCH        NY REG SHS       780257804       299280        5800                  xx                          5800
PETROLEUM CO       PAR N GLDR
                   1.25

J M SMUCKER CO     COMMON STOCK     832696405      1115801       25125                  xx                         20025
NEW                                                                                     xx     25                   1800
                                                                                        xx     32                   3300

SNAP ON INC        COMMON STOCK     833034101       367926       13350                  xx                          9850
                                                                                        xx     32                   3500

STATE STREET CORP  COMMON STOCK     857477103      1058140       24775                  xx                         22675
                                                                                        xx     32                   2100

                                                                         PAGE: 6
AS OF:  SEPTEMBER 30, 2004      FORM 13F  SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                ITEM 5:         ITEM 6:                           ITEM 8:
                                      ITEM 3:      ITEM 4:     SHARES OR      INVESTMENT                     VOTING AUTHORITY
     ITEM 1:           ITEM 2:        CUSIP      FAIR MARKET   PRINCIPAL      DISCRETION      ITEM 7:     (A)       (B)      (C)
 NAME OF ISSUER    TITLE OF CLASS     NUMBER        VALUE       AMOUNT       (A)  (B)  (C)   MANAGERS     SOLE    SHARED     NONE
SYSCO CORP         COMMON STOCK     871829107       634304       21200                  xx                         21200

3 M COMPANY        COMMON STOCK     88579Y101      1815159       22698                  xx                         21498
                                                                                        xx     25                   1000
                                                                                        xx     32                    200

UNION PACIFIC      COMMON STOCK     907818108       266630        4550                  xx                          2550
CORP                                                                                    xx     25                   2000

UNITED NATURAL     COMMON STOCK     911163103       340480       12800                  xx                          9200
FOODS INC                                                                               xx     32                   3600

UNITED             COMMON STOCK     913017109       627327        6718                  xx                          6718
TECHNOLOGIES

WAL MART STORES    COMMON STOCK     931142103       208544        3920                  xx                           220
INC                                                                                     xx     32                   3700

WELLS FARGO & CO   COMMON STOCK     949746101       431185        7231                  xx                          4231
(NEW)                                                                                   xx     32                   3000

WYETH              COMMON STOCK     983024100       309373        8272                  xx                          8272

ZIONS BANCORP      COMMON STOCK     989701107       289940        4750                  xx                          4750

TOTAL:
                                                70,130,590